Accrued Expenses and Other Current Liabilities	6 Months Ended
Jun. 30, 2022
Accrued Liabilities and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 14– ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Components of accrued expenses and other current liabilities are as follows:

	As of June 30, 2022	As of December 31, 2021

VAT payable	154,780	215,269
Accrued payroll and welfare	111,752	29,777
Rental fee payable	64,764	-
Interest payable	60,589	-
Accrued expenses	98,560	47,796
Others	22,209	38,060
Total	$512,654	$330,902